UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3rd Quarter 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Constellation Wealth Advisors LLC
Address: 505 Fifth Avenue
         19th Floor
         New York, New York  10017

13F File Number:  28-13618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip Frank
Title:     General Counsel
Phone:     212 697-0500

Signature, Place, and Date of Signing:

     Philip Frank     New York, NY     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $114,643 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN WTR WKS CO INC NEW    COM              030420103     2840   122042 SH       Sole                   122042
AT&T INC                       COM              00206r102     3520   123082 SH       Sole                   123082
BANK OF NEW YORK MELLON CORP   COM              064058100     2134    81665 SH       Sole                    81665
BARRICK GOLD CORP              COM              067901108     2936    63435 SH       Sole                    63435
BEST BUY INC                   COM              086516101     2677    65565 SH       Sole                    65565
BROADRIDGE FINL SOLUTIONS IN   COM              11133t103     3925   171640 SH       Sole                   171640
CHEVRON CORP NEW               COM              166764100     3081    38010 SH       Sole                    38010
CHUBB CORP                     COM              171232101     2604    45685 SH       Sole                    45685
CINCINNATI FINL CORP           COM              172062101     2247    77977 SH       Sole                    77977
COCA COLA CO                   COM              191216100     2531    43256 SH       Sole                    43256
CONSOLIDATED EDISON INC        COM              209115104      298     6183 SH       Sole                     6183
COVIDIEN PLC                   SHS              g2554f105     2644    65776 SH       Sole                    65776
CURRENCYSHARES CDN DLR TR      CDN DOLLAR SHS   23129x105     2295    23749 SH       Sole                    23749
EXXON MOBIL CORP               COM              30231g102      229     3700 SH       Sole                     3700
GOVERNMENT PPTYS INCOME TR     COM SHS BEN INT  38376a103     2751   103024 SH       Sole                   103024
INTEL CORP                     COM              458140100     2019   105158 SH       Sole                   105158
INTERNATIONAL BUSINESS MACHS   COM              459200101     3068    22873 SH       Sole                    22873
ISHARES TR                     LRGE CORE INDX   464287127     7845   121634 SH       Sole                   121634
ITT CORP NEW                   COM              450911102     2578    55049 SH       Sole                    55049
JOHNSON & JOHNSON              COM              478160104     3697    59670 SH       Sole                    59670
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625h365     3497   103645 SH       Sole                   103645
KROGER CO                      COM              501044101     3204   147932 SH       Sole                   147932
MCDONALDS CORP                 COM              580135101     2561    34372 SH       Sole                    34372
MEMC ELECTR MATLS INC          COM              552715104     1863   156255 SH       Sole                   156255
MERCK & CO INC NEW             COM              58933y105     4236   115088 SH       Sole                   115088
MICROSOFT CORP                 COM              594918104     3047   124402 SH       Sole                   124402
PACKAGING CORP AMER            COM              695156109     2608   112573 SH       Sole                   112573
PEPSICO INC                    COM              713448108     2411    36285 SH       Sole                    36285
PROCTER & GAMBLE CO            COM              742718109     3343    55746 SH       Sole                    55746
PROVIDENT FINL SVCS INC        COM              74386t105      151    12194 SH       Sole                    12194
SCHWAB CHARLES CORP NEW        COM              808513105     1926   138555 SH       Sole                   138555
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369y886     4768   151936 SH       Sole                   151936
SPDR GOLD TRUST                GOLD SHS         78463v107     8454    66090 SH       Sole                    66090
SPDR SERIES TRUST              S&P BIOTECH      78464a870     4014    67602 SH       Sole                    67602
SYNGENTA AG                    SPONSORED ADR    87160a100     1782    35796 SH       Sole                    35796
UNILEVER N V                   N Y SHS NEW      904784709     2630    88019 SH       Sole                    88019
VEOLIA ENVIRONNEMENT           SPONSORED ADR    92334n103     2756   104534 SH       Sole                   104534
WAL MART STORES INC            COM              931142103     3400    63521 SH       Sole                    63521
ZIMMER HLDGS INC               COM              98956p102     2073    39606 SH       Sole                    39606